Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2018
Shareholders' equity
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2016	2017	2018
Common stock outstanding at beginning of year	3,598,865,213	3,608,391,999	3,528,429,451
Decrease of common stock by cancellation of treasury stock	—	—	(179,000,000)
Common stock held in treasury:
Repurchases of common stock	(24,364,753)	(121,010,524)	(170,027,391)
Sales of common stock	686	468	201
Common stock issued to employees	33,879,000	40,677,400	34,115,500
Cancellation of treasury stock	—	—	179,000,000
Other net change in treasury stock	11,853	370,108	419,725

Common stock outstanding at end of year	3,608,391,999	3,528,429,451	3,392,937,486